Earnings Per Share - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) shares Vote $ / shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Earnings Per Share [Line Items]
Number of share options/rights outstanding in share-based payment arrangement	22,988,000	16,644,000	18,044,000	18,919,000
Outstanding options and rights exercisable	12,857,589	11,394,000	18,044,000
Disclosure - Earnings Per Share - Additional Information (Details) [Line Items]
Par value per share | $ / shares	$ 0
Voting right of ordinary shares carrying no par value | Vote	1
Dividends declared ordinary shares | $	$ 0
Dividends paid ordinary shares | $	$ 0
ADS Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	925,000
Outstanding options and rights exercisable	0	0	0